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March 16, 2006

Filed via EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Heartland, Inc. Form 8-K

Gentlemen:

Enclose please find Form 8-K Current Report pursuant to the Securities and Exchange Act of 1934 for Event Requiring Reporting dated March 14, 2006, in particular Item 4.02 Non-Reliance on Previously Issued Financial Statements.

If you have any questions please feel free to call me. Thank you.

Sincerely,

/s/ Jerry Gruenbaum

Jerry Gruenbaum. Esquire